Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment Effects on Earnings Per Share [Line Items]
Convertible preferred stock, shares issued upon conversion	0	0	500,059,108
Share-based Payment Arrangement, Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	0	0	100,442,575
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	44,422,384	20,841,866	0